Label	Element	Value
Columbia Variable Portfolio - Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) seeks to provide shareholders with growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the
Annual Fund Operating Expenses
table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. For these purposes, mid-cap companies are considered to be companies whose market capitalization falls within the market capitalization range of the companies that comprise the Russell Midcap
®
Index (the Index) at the time of purchase (between $474.4 million and $54.5 billion as of March 31, 2021). The market capitalization range and composition of companies in the Index are subject to change.
The Fund invests typically in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health care and the information technology sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations, such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund involves risks, including
Mid-Cap Stock Risk
,
 Market Risk
,
Growth Securities Risk
, and
Sector Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk.
Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Foreign Securities Risk.
Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Growth Securities Risk.
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■
Mid-Cap Stock Risk.
Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.

Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the health care and the information technology sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
■
Health Care Sector.
The Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

■
Information Technology Sector.
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Special Situations Risk.
Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. Class 2 share performance is shown in the bar chart because Class 2 shares have at least ten calendar years of performance and Class 2 shares are the most common share class offered to qualifying participants. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. Class 2 share performance is shown in the bar chart because Class 2 shares have at least ten calendar years of performance and Class 2 shares are the most common share class offered to qualifying participants. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2020 28.83% Worst 3rd Quarter 2011 -24.72%
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	Class 2 share performance is shown in the bar chart because Class 2 shares have at least ten calendar years of performance and Class 2 shares are the most common share class offered to qualifying participants.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2020)
Columbia Variable Portfolio - Mid Cap Growth Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	277
5 years	rr_ExpenseExampleYear05	484
10 years	rr_ExpenseExampleYear10	1,081
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	277
5 years	rr_ExpenseExampleNoRedemptionYear05	484
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,081
1 Year	rr_AverageAnnualReturnYear01	35.42%
5 Years	rr_AverageAnnualReturnYear05	17.01%
10 Years	rr_AverageAnnualReturnYear10	11.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia Variable Portfolio - Mid Cap Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,371
1 year	rr_ExpenseExampleNoRedemptionYear01	111
3 years	rr_ExpenseExampleNoRedemptionYear03	355
5 years	rr_ExpenseExampleNoRedemptionYear05	618
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,371
2011	rr_AnnualReturn2011	(15.21%)
2012	rr_AnnualReturn2012	11.12%
2013	rr_AnnualReturn2013	30.90%
2014	rr_AnnualReturn2014	7.14%
2015	rr_AnnualReturn2015	5.36%
2016	rr_AnnualReturn2016	2.03%
2017	rr_AnnualReturn2017	22.68%
2018	rr_AnnualReturn2018	(4.98%)
2019	rr_AnnualReturn2019	34.83%
2020	rr_AnnualReturn2020	35.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.72%)
1 Year	rr_AverageAnnualReturnYear01	35.08%
5 Years	rr_AverageAnnualReturnYear05	16.72%
10 Years	rr_AverageAnnualReturnYear10	11.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Columbia Variable Portfolio - Mid Cap Growth Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,233
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	318
5 years	rr_ExpenseExampleNoRedemptionYear05	554
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,233
1 Year	rr_AverageAnnualReturnYear01	35.28%
5 Years	rr_AverageAnnualReturnYear05	16.86%
10 Years	rr_AverageAnnualReturnYear10	11.81%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2001
Columbia Variable Portfolio - Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.59%
5 Years	rr_AverageAnnualReturnYear05	18.66%
10 Years	rr_AverageAnnualReturnYear10	15.04%

[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2022, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.84% for Class 1, 1.09% for Class 2 and 0.965% for Class 3.